SCHEDULE OF SUPPLEMENT FINANCIAL INFORMATION (Details) (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Restructuring Cost and Reserve [Line Items]
Severance provision amount	$ 0.1	$ 0.3
Employee Severance [Member]
Restructuring Cost and Reserve [Line Items]
Severance provision amount	$ 1.9